Debt (Debt Maturing Within One Year) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Calculation [Abstract]
Debt maturing within one year	$ 3,453	$ 7,196
Bank borrowings	0	27
Commercial paper	0	1,625
Long-term Debt, Current Maturities	$ 3,453	$ 5,544